Quarterly Holdings Report
for

Fidelity® Arizona Municipal Income Fund

May 31, 2020

AZI-QTLY-0720
1.802196.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.1%
	Principal Amount	Value
Arizona - 99.7%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2012 A:	$	$
5% 7/1/26	550,000	599,027
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	450,000	493,934
Series 2015 A, 5% 7/1/35	2,215,000	2,597,464
Series 2015 B, 5% 7/1/31	1,525,000	1,812,569
Series 2015 D:
5% 7/1/34	500,000	588,030
5% 7/1/35	900,000	1,055,403
5% 7/1/41	485,000	562,207
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,288,149
Arizona Ctfs. of Prtn.:
Series 2013 A, 5% 10/1/25	1,870,000	2,062,722
Series 2015, 5% 9/1/27	1,500,000	1,816,770
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	675,000	677,444
5% 7/1/32	470,000	471,622
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,365,094
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 1.77%, tender 1/1/37 (a)(b)	1,000,000	935,460
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,264,280
5% 12/1/42	2,020,000	2,192,750
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,016,940
Series 2012 A, 5% 1/1/43	2,000,000	2,083,400
Arizona State Lottery Rev. Series 2019, 5% 7/1/29	2,000,000	2,660,620
Arizona State Trans. Board:
Series 2017 A, 5% 7/1/32	1,500,000	1,875,435
Series 2017A, 5% 7/1/31	385,000	484,430
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	427,294
5% 7/1/28	500,000	610,420
5% 7/1/29	455,000	553,953
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	604,480
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (a)(c)	2,000,000	2,092,600
Series 2019, 5%, tender 6/3/24 (a)(c)	3,700,000	4,246,490
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	794,997
5% 7/1/27	1,300,000	1,526,447
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,098,780
Series 2017:
5% 7/1/30	2,310,000	2,791,450
5% 7/1/32	1,000,000	1,194,240
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
4% 7/1/28	265,000	236,460
5% 7/1/33	435,000	407,552
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,181,750
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,243,710
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,000,000	2,267,200
Series 2019 A:
5% 9/1/33	250,000	299,175
5% 9/1/34	680,000	811,077
5% 9/1/35	395,000	469,106
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	350,000	328,409
6% 1/1/48 (d)	500,000	434,345
Maricopa County Phoenix Union High School District #210 Series 2017 B:
5% 7/1/32	1,180,000	1,509,727
5% 7/1/34	585,000	741,897
Maricopa County Rev. Series 2016 A:
4% 1/1/24	255,000	280,916
5% 1/1/34	2,935,000	3,466,440
5% 1/1/38	1,840,000	2,146,857
Maricopa County School District #214 Tolleson Series 2018 A, 5% 7/1/31	350,000	443,107
Maricopa County School District #28 Kyrene Elementary:
Series 2015 C, 4% 7/1/29	650,000	744,367
Series 2019 A, 5% 7/1/37	1,000,000	1,262,210
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	1,000,000	1,219,430
Maricopa County Unified School District #48 Scottsdale Series 2017 B, 5% 7/1/33	3,000,000	3,754,560
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,381,380
5% 7/1/38	3,850,000	4,573,799
Series 2016, 5% 7/1/39	2,270,000	2,691,357
Mesa Util. Sys. Rev. Series 2019 A, 5% 7/1/43	2,000,000	2,525,940
Northern Arizona Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,068,960
Series 2015, 5% 9/1/20 (FSA Insured)	440,000	445,194
Northern Arizona Univ. Revs.:
Series 2012, 5% 6/1/36 (Pre-Refunded to 6/1/21 @ 100)	860,000	900,480
Series 2013, 5% 8/1/27	1,000,000	1,088,020
Series 2014, 5% 6/1/29	500,000	562,470
Series 2015, 5% 6/1/30	1,000,000	1,175,880
Series 2020 B, 5% 6/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,277,560
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/26 (c)	1,100,000	1,206,711
5% 7/1/29 (c)	500,000	545,045
Series 2015 A, 5% 7/1/45	4,100,000	4,548,458
Series 2017 A:
5% 7/1/35 (c)	2,425,000	2,798,959
5% 7/1/42 (c)	2,000,000	2,269,260
Series 2017 D, 5% 7/1/31	2,000,000	2,371,580
Series 2019 A, 5% 7/1/49	2,000,000	2,336,520
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/35	1,000,000	1,155,260
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	3,046,180
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,235,690
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,261,120
Phoenix IDA Student Hsg. Rev.:
(Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/36	1,175,000	1,193,812
Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,500,000	1,515,330
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (c)	380,000	408,865
5% 7/1/27 (c)	400,000	429,612
Pima County Ctfs. of Prtn.:
Series 2013 A, 5% 12/1/22	1,000,000	1,115,150
Series 2014, 5% 12/1/27	1,745,000	2,011,549
Pima County Swr. Sys. Rev. Series 2012 A:
5% 7/1/23	30,000	32,944
5% 7/1/25	1,600,000	1,756,992
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2015 A, 5% 12/1/34	1,500,000	1,783,560
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	2,485,000	3,236,588
5.5% 12/1/29	3,000,000	3,869,820
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	470,172
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	424,616
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2015, 5% 7/1/34	1,355,000	1,628,629
Surprise Pledged Rev. Series 2015, 5% 7/1/26	1,010,000	1,233,048
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25	1,090,000	1,195,752
Series 2016:
5% 7/1/28	315,000	393,885
5% 7/1/29	500,000	623,865
5% 7/1/30	325,000	404,641
5% 7/1/31	375,000	465,638
Tucson Ctfs. of Prtn.:
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	501,459
5% 7/1/28 (FSA Insured)	1,000,000	1,169,340
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	630,319
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,531,836
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,205,250
Series 2017, 5% 7/1/34	1,000,000	1,248,130
5% 7/1/27	1,000,000	1,219,160
5% 7/1/28	2,000,000	2,432,720
Univ. Med. Ctr. Corp. Hosp. Rev. 5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,160,140
Univ. of Arizona Univ. Revs.:
Series 2014, 5% 8/1/28	1,000,000	1,160,140
Series 2015 A 5% 6/1/30	2,500,000	2,977,025
Series 2019 A, 5% 6/1/41	1,965,000	2,501,602
Series 2020 C:
5% 8/1/22 (e)	920,000	966,865
5% 8/1/24 (e)	800,000	902,928
5% 8/1/26 (e)	800,000	953,248
5% 8/1/28 (e)	900,000	1,122,543
5% 6/1/38	1,000,000	1,193,320
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/27	1,000,000	1,289,030
5% 7/1/28	1,115,000	1,472,335
Yavapai County Indl. Dev. Auth.:
Series 2012 A, 5.25% 8/1/33	2,000,000	2,175,340
Series 2016, 5% 8/1/36	1,305,000	1,488,313
Series 2019:
5% 8/1/24	325,000	373,386
5% 8/1/25	400,000	469,028
5% 8/1/26	600,000	718,020
5% 8/1/27	625,000	758,438
5% 8/1/39	1,000,000	1,190,160
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2010, 1.1%, tender 9/1/20 (a)	1,000,000	1,000,000
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,254,840

TOTAL ARIZONA		172,818,402

Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (c)	200,000	204,810
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	419,068

TOTAL GUAM		623,878

TOTAL MUNICIPAL BONDS
(Cost $163,587,034)		173,442,280
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $163,587,034)		173,442,280
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(101,262)
NET ASSETS - 100%		$173,341,018

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $762,754 or 0.4% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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